Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent events
On August 24, 2024, the handysize drybulk vessel “Neptulus” was delivered to the Company (Note 3).
In September 2024, the Company entered into memorandums of agreement to acquire seven Japanese built bulkers for an aggregate purchase price of $129 million, with companies affiliated with members of the family of the Company’s Chief Executive Officer. The vessels are expected to be delivered between December 2024 and May 2025.